VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—97.0%
Agency—97.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K058, A1 2.340%, 7/25/26	$ 4,477	$ 4,400
K537, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.873%, 1/25/30(1)	4,250	4,245
KF79, AL (SOFR30A + 0.584%, Cap N/A, Floor 0.470%) 4.937%, 5/25/30(1)	11,498	11,505
KG09, AS (SOFR30A + 0.560%, Cap N/A, Floor 0.560%) 4.913%, 8/25/29(1)	10,000	10,001
KI07, A (SOFR30A + 0.170%, Cap N/A, Floor 0.170%) 4.523%, 9/25/26(1)	4,698	4,686
KIR1, A1 2.446%, 3/25/26	1,480	1,461
KJ49, AFL (SOFR30A + 0.600%, Cap N/A, Floor 0.600%) 4.953%, 1/25/31(1)	7,008	7,021
KS07, A2 2.735%, 9/25/25	2,000	1,978
KW01, A2 2.853%, 1/25/26	1,969	1,947
Federal Home Loan Mortgage Corp. REMIC
2010-107, PF (SOFR30A + 0.484%, Cap 7.000%, Floor 0.370%) 4.824%, 6/25/40(1)	4,491	4,477
2012-102, BG 1.600%, 9/25/27	283	275
2015-96, EA 3.000%, 12/25/26	377	372
2016-65, F (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.854%, 9/25/46(1)	4,595	4,550
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.763%, 11/15/34(1)	4,123	4,081
3820, FA (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 4.813%, 3/15/41(1)	2,806	2,783
4203, PF (SOFR30A + 0.364%, Cap 6.500%, Floor 0.250%) 4.713%, 9/15/42(1)	3,850	3,790
4717, GA 3.000%, 3/15/44	221	220
4794, WF (SOFR30A + 0.464%) 4.793%, 3/15/43(1)	4,821	4,744
4838, VA 4.000%, 3/15/36	805	802
4863, JF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.863%, 7/15/38(1)	6,132	6,079
4942, FB (SOFR30A + 0.614%, Cap 6.000%, Floor 0.500%) 4.963%, 4/15/40(1)	5,794	5,700
5251, FG (SOFR30A + 0.450%, Cap 6.500%, Floor 0.450%) 4.790%, 8/25/52(1)	6,893	6,789
	Par Value	Value
Agency—continued
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.585%, Cap 10.118%, Floor 1.585%) 6.893%, 5/1/37(1)	$ 1,357	$ 1,399
Pool #1Q1420 (RFUCCT1Y + 1.759%, Cap 10.582%, Floor 1.759%) 7.263%, 9/1/39(1)	938	961
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.997%, Floor 1.640%) 6.571%, 2/1/47(1)	1,407	1,453
Pool #840337 (RFUCCT1Y + 1.580%, Cap 7.651%, Floor 1.580%) 7.124%, 7/1/46(1)	670	689
Pool #840617 (U.S. Treasury Yield Curve CMT 1 year + 2.071%, Cap 7.719%, Floor 2.071%) 7.004%, 7/1/47(1)	1,330	1,362
Pool #841083 (RFUCCT1Y + 1.644%, Cap 7.842%, Floor 1.644%) 6.975%, 5/1/49(1)	4,508	4,642
Pool #841345 (RFUCCT1Y + 1.625%, Cap 7.707%, Floor 1.625%) 7.022%, 1/1/47(1)	1,349	1,389
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.564%, Floor 1.750%) 6.901%, 5/1/35(1)	3,385	3,504
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.107%, Floor 1.789%) 6.958%, 5/1/34(1)	1,882	1,944
Pool #848747 (RFUCCT1Y + 1.865%, Cap 10.003%, Floor 1.865%) 7.265%, 7/1/36(1)	1,893	1,959
Pool #848796 (RFUCCT1Y + 1.797%, Cap 9.809%, Floor 1.797%) 6.952%, 5/1/37(1)	3,364	3,486
Pool #E09000 3.000%, 6/1/27	302	298
Pool #J13437 3.500%, 11/1/25	304	303
Pool #J36146 2.500%, 1/1/27	217	214
Federal National Mortgage Association
(SOFR + 0.260%) 4.600%, 11/5/27(1)	5,000	5,013
2015-M14, FA (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 5.075%, 10/25/25(1)	5,749	5,750
2016-M5, A2 2.469%, 4/25/26	1,689	1,655
2016-M8, FA (SOFR30A + 0.614%, Cap N/A, Floor 0.500%) 4.955%, 7/25/26(1)	948	948
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.624%, Floor 2.375%) 7.014%, 9/1/37(1)	574	566
Pool #AB1006 4.500%, 5/1/25	3	3
Pool #AD0064 (RFUCCT6M + 1.549%, Cap 10.941%, Floor 1.549%) 6.644%, 1/1/35(1)	660	677
Pool #AE0544 (RFUCCT1Y + 1.742%, Cap 8.076%, Floor 1.742%) 7.025%, 11/1/40(1)	1,479	1,530
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AJ6967 3.000%, 11/1/26	$ 189	$ 187
Pool #AL0270 (RFUCCT1Y + 1.675%, Cap 10.538%, Floor 1.675%) 6.937%, 8/1/38(1)	398	406
Pool #AL0323 (RFUCCT1Y + 1.819%, Cap 8.263%, Floor 1.819%) 7.374%, 6/1/41(1)	827	857
Pool #AL0960 (RFUCCT1Y + 1.685%, Cap 9.729%, Floor 1.685%) 7.012%, 7/1/37(1)	1,895	1,956
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.453%, Floor 1.752%) 7.145%, 6/1/42(1)	249	258
Pool #AL2202 (RFUCCT1Y + 1.684%, Cap 9.425%, Floor 1.684%) 7.021%, 6/1/36(1)	758	781
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 7.338%, 9/1/37(1)	667	675
Pool #AL3765 3.000%, 3/1/28	399	392
Pool #AL3794 3.000%, 6/1/28	812	798
Pool #AL3803 3.000%, 6/1/28	799	787
Pool #AL6516 (RFUCCT1Y + 1.751%, Cap 8.706%, Floor 1.751%) 6.898%, 4/1/40(1)	1,327	1,372
Pool #AL7477 (RFUCCT1Y + 1.797%, Cap 8.592%, Floor 1.797%) 7.161%, 12/1/40(1)	1,035	1,070
Pool #AL7812 (RFUCCT1Y + 1.732%, Cap 8.377%, Floor 1.732%) 7.101%, 11/1/40(1)	2,315	2,396
Pool #AL8796 (RFUCCT1Y + 1.834%, Cap 8.486%, Floor 1.834%) 7.406%, 9/1/41(1)	2,920	3,033
Pool #AL8827 3.000%, 2/1/29	199	195
Pool #AL8872 (RFUCCT1Y + 1.803%, Cap 8.331%, Floor 1.803%) 6.963%, 7/1/42(1)	3,531	3,648
Pool #AN0571 3.100%, 1/1/26	3,190	3,153
Pool #AO3261 3.000%, 10/1/27	1,329	1,307
Pool #AP2717 2.500%, 10/1/27	311	304
Pool #AT2769 2.000%, 5/1/28	182	177
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 7.862%, Floor 1.620%) 7.435%, 7/1/47(1)	1,019	1,052
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 5.227%, 4/1/30(1)	10,000	10,019
Pool #BM1022 2.500%, 1/1/27	309	304
Pool #BM1805 (RFUCCT1Y + 1.602%, Cap 7.815%, Floor 1.602%) 7.224%, 9/1/47(1)	2,120	2,195
	Par Value	Value
Agency—continued
Pool #BM3981 (RFUCCT1Y + 1.751%, Cap 8.625%, Floor 1.751%) 7.218%, 2/1/42(1)	$ 562	$ 581
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.536%, Floor 1.595%) 7.139%, 10/1/48(1)	1,908	1,967
Pool #BM4557 (RFUCCT1Y + 1.768%, Cap 7.907%, Floor 1.768%) 7.097%, 5/1/45(1)	1,569	1,625
Pool #BM6134 (RFUCCT1Y + 1.587%, Cap 7.484%, Floor 1.587%) 6.704%, 9/1/47(1)	5,388	5,589
Pool #BM6855 (RFUCCT1Y + 1.618%, Cap 7.577%, Floor 1.618%) 2.848%, 6/1/50(1)	6,592	6,423
Pool #BM7024 (RFUCCT1Y + 1.706%, Cap 8.722%, Floor 1.706%) 6.911%, 6/1/49(1)	425	436
Pool #BM7025 (RFUCCT1Y + 1.683%, Cap 8.880%, Floor 1.683%) 6.885%, 5/1/42(1)	4,920	5,089
Pool #BM7189 2.915%, 10/1/25(1)	1,887	1,876
Pool #BM7473 (SOFR30A + 2.249%, Cap 10.749%, Floor 2.249%) 5.748%, 3/1/54(1)	7,130	7,251
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.872%, Floor 2.120%) 3.872%, 10/1/52(1)	6,831	6,734
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.203%, Floor 2.110%) 5.203%, 12/1/52(1)	3,462	3,499
Pool #CA1310 3.000%, 10/1/27	410	404
Pool #CB8382 (SOFR30A + 2.328%, Cap 10.144%, Floor 2.328%) 5.144%, 4/1/54(1)	11,149	11,236
Pool #DB0740 (SOFR30A + 2.340%, Cap 10.476%, Floor 2.340%) 5.476%, 4/1/54(1)	2,043	2,068
Pool #FM6371 4.500%, 1/1/27	51	51
Pool #MA2589 3.000%, 4/1/26	103	102
Pool #MA2899 2.500%, 2/1/27	256	252
Pool #MA2924 2.500%, 3/1/27	255	251
Pool #MA3220 2.500%, 12/1/27	523	511
Pool #MA3221 3.000%, 12/1/27	524	515
Pool #MA3286 3.000%, 2/1/28	529	520
Pool #MA3395 3.500%, 6/1/28	399	395
Federal National Mortgage Association REMIC
2005-103, FC (SOFR30A + 0.614%, Cap 7.500%, Floor 0.500%) 4.954%, 7/25/35(1)	6,336	6,314

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.754%, 3/25/35(1)	$ 2,783	$ 2,759
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 4.874%, 5/25/35(1)	5,013	4,995
2009-66, FP (SOFR30A + 1.014%, Cap 7.000%, Floor 0.900%) 5.354%, 9/25/39(1)	3,314	3,333
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 4.854%, 1/25/32(1)	3,226	3,206
2013-125, CA 3.000%, 5/25/32	246	244
2013-129, KB 3.000%, 1/25/29	649	641
2016-36, BA 3.500%, 3/25/43	505	502
2016-67, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.854%, 9/25/46(1)	3,109	3,073
2017-33, LF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.854%, 5/25/39(1)	11,567	11,402
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.854%, 5/25/33(1)	3,271	3,240
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 4.904%, 10/25/35(1)	3,351	3,324
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.854%, 4/25/49(1)	6,115	6,026
2021-97, B 3.000%, 5/25/33	735	725
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.167%, 1/25/36(1)	5,167	5,138
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.167%, 4/25/38(1)	6,541	6,516
2018-SB51, A7H 3.190%, 4/25/38(1)	1,526	1,516
2019-SB66, A7H 2.390%, 6/25/39(1)	1,188	1,146
2020-SB76, A5H 1.030%, 4/25/40(1)	7,565	7,478
Government National Mortgage Association
2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.184%, 10/16/39(1)	3,096	3,105
2010-159, D 4.558%, 9/16/44(1)	1,036	1,030
2010-20, FE (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.184%, 2/20/40(1)	10,933	10,915
2019-11, FD (1 month Term SOFR + 0.494%, Cap N/A, Floor 0.380%) 4.817%, 8/20/45(1)	5,960	5,877
Pool #783018 5.200%, 10/15/29	291	293
	Par Value	Value
Agency—continued
Pool #787184 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 7.508%, Floor 1.500%) 4.671%, 8/20/49(1)	$ 3,559	$ 3,580
Pool #DG4178 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 2/20/55(1)	3,748	3,779
Pool #MA9679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 5/20/54(1)	3,434	3,415
Pool #MA9791 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 7/20/54(1)	4,957	5,045
Pool #MB0038 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 11/20/54(1)	1,169	1,191
Pool #MB0158 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.000%, Floor 1.500%) 5.000%, 1/20/55(1)	6,552	6,587
Small Business Administration
Pool #510254 (PRIME minus 2.600%) 4.900%, 5/25/28(1)	1,185	1,182
Pool #510256 (PRIME minus 2.600%) 4.900%, 12/25/28(1)	1,722	1,718
Pool #510273 (PRIME minus 2.500%) 5.000%, 11/25/28(1)	1,187	1,187
Pool #530241 (PRIME minus 2.500%) 5.000%, 10/25/32(1)	2,778	2,752
Pool #530251 (PRIME minus 2.375%) 5.125%, 4/25/32(1)	4,668	4,625
Total Mortgage-Backed Securities (Identified Cost $353,419)		354,207

Total Long-Term Investments—97.0% (Identified Cost $353,419)		354,207

Short-Term Investments—1.9%
U.S. Government Securities—1.9%
U.S. Treasury Bills
0.000%, 4/8/25(2)	2,000	1,998
0.000%, 7/3/25(2)	5,000	4,946
Total Short-Term Investments (Identified Cost $6,945)		6,944

TOTAL INVESTMENTS—98.9% (Identified Cost $360,364)		$361,151
Other assets and liabilities, net—1.1%		3,981
NET ASSETS—100.0%		$365,132

Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$6,944	$6,944
Mortgage-Backed Securities	354,207	354,207
Total Investments	$361,151	$361,151
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.